Intangible assets, airport concessions and goodwill - Net - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets:
Intangible assets and goodwill	$ 55,886,163
Intangible assets and goodwill	58,022,949	$ 55,886,163
Amortisation expense	3,172,318	2,250,734	$ 2,008,470
Gross carrying amount
Intangible assets:
Intangible assets and goodwill	55,886,163	49,310,063
Foreign currency translation	(3,022,197)	4,453,589
Additions	5,158,983	2,122,511
Intangible assets and goodwill	58,022,949	55,886,163	49,310,063
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	(22,415,112)	(18,970,087)
Foreign currency translation	826,570	(1,194,291)
Additions	(3,172,318)	(2,250,734)
Intangible assets and goodwill	(24,760,860)	(22,415,112)	(18,970,087)
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	64,383,779	58,504,094
Foreign currency translation	(2,470,330)	3,784,683
Additions	229,597	245,120
Transfers	2,337,379	1,849,882
Intangible assets and goodwill	64,480,425	64,383,779	58,504,094
Amortisation expense	22,389,237	20,233,758
Contracts assets
Intangible assets:
Intangible assets and goodwill	2,550,702	1,424,292
Foreign currency translation	(119,082)	127,992
Additions	7,350,308	2,848,300
Transfers	(2,337,379)	(1,849,882)
Intangible assets and goodwill	7,444,549	2,550,702	1,424,292
Contractor advance
Intangible assets:
Intangible assets and goodwill	1,406,193	214,245
Foreign currency translation		20
Additions	40,208	1,191,928
Intangible assets and goodwill	1,446,401	1,406,193	214,245
Licences and ODC
Intangible assets:
Intangible assets and goodwill	560,661	472,764
Additions	38,650	87,897
Intangible assets and goodwill	599,311	560,661	472,764
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,776,277	5,515,570
Foreign currency translation	(907,910)	1,260,707
Intangible assets and goodwill	5,868,367	6,776,277	5,515,570
Goodwill
Intangible assets:
Intangible assets and goodwill	2,623,663	2,149,185
Foreign currency translation	(351,445)	474,478
Additions	672,538
Intangible assets and goodwill	2,944,756	2,623,663	$ 2,149,185
Terminal building 1 at Cancun Airport
Intangible assets:
Additions	1,570,500	913,765
Terminal building 4 at Cancun Airport
Intangible assets:
Additions	1,308,600	350,430
Villahermosa Airport
Intangible assets:
Additions		70,547
Terminal D at Aerostar
Intangible assets:
Additions		218,057
Rest of the group's airports
Intangible assets:
Additions		297,083
Terminal 1 at Cancun airport
Intangible assets:
Additions		510,418
Terminal D at Puerto Rico.
Intangible assets:
Additions		$ 280,213
Oaxaca Airport
Intangible assets:
Additions	492,400
Cozumel Airport
Intangible assets:
Additions	140,600
Infrastructure improvement rights
Intangible assets:
Additions	$ 329,645